JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 141.2% (97.1% of Total Investments)

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 36.5% (25.1% of Total Investments)

	Diversified – 1.7%

78,950	Liberty Property Trust	$3,822,759

	Health Care – 3.2%

116,400	HCP Inc.	3,643,320
61,175	Senior Housing Properties Trust	720,642
36,025	Welltower Inc.	2,795,540
	Total Health Care	7,159,502

	Hotels, Restaurants & Leisure – 2.1%

167,692	Host Hotels & Resorts Inc.	3,169,379
25,525	Pebblebrook Hotel Trust	792,807
54,375	Sunstone Hotel Investors Inc.	783,000
	Total Hotels, Restaurants & Leisure	4,745,186

	Industrial – 2.8%

85,873	Prologis Inc.	6,178,562

	Office – 6.2%

28,325	Alexandria Real Estate Equities Inc.	4,038,012
6,150	Boston Properties Inc.	823,362
31,200	Brandywine Realty Trust	494,832
91,800	Douglas Emmett Inc.	3,710,556
58,425	Hudson Pacific Properties Inc.	2,010,989
38,150	Kilroy Realty Corp	2,897,874
	Total Office	13,975,625

	Residential – 7.9%

153,550	American Homes 4 Rent	3,488,656
78,923	Apartment Investment & Management Company, Class A	3,969,038
22,150	AvalonBay Communities Inc.	4,446,169
51,325	Equity Residential	3,865,799
79,100	Invitation Homes Inc.	1,924,503
	Total Residential	17,694,165

	Retail – 5.2%

116,375	Kimco Realty Corp	2,152,937
37,916	Macerich Co/The	1,643,659
125	Saul Centers Inc.	6,433
17,335	Simon Property Group Inc.	3,158,610
49,400	Taubman Centers Inc.	2,612,272
74,650	Weingarten Realty Investors	2,192,470
	Total Retail	11,766,381

	Specialized – 7.4%

21,950	CoreSite Realty Corp	2,349,089
27,400	CyrusOne Inc.	1,436,856
12,175	Digital Realty Trust Inc.	1,448,825
8,150	Equinix Inc.	3,693,254
40,025	Life Storage Inc.	3,893,232
17,849	Public Storage	3,887,155
	Total Specialized	16,708,411
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $61,259,805)	82,050,591

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	COMMON STOCKS – 36.4% (25.0% of Total Investments)

	Air Freight & Logistics – 1.2%

80,850	Deutsche Post AG, (2)	$2,631,098

	Airlines – 1.2%

50,865	Delta Air Lines Inc.	2,627,177

	Automobiles – 0.6%

21,719	Daimler AG, (2)	1,274,542

	Banks – 5.8%

639,126	AIB Group PLC, (2)	2,876,087
26,018	Bank of NT Butterfield & Son Ltd/The	933,526
32,758	CIT Group Inc.	1,571,401
44,284	Citigroup Inc.	2,755,351
222,908	ING Groep NV, Sponsored ADR	2,706,103
11,890	JPMorgan Chase & Company	1,203,625
951,500	Unicaja Banco SA, 144A, (2), (3)	1,023,408
	Total Banks	13,069,501

	Biotechnology – 0.6%

21,334	Gilead Sciences Inc.	1,386,923

	Capital Markets – 1.7%

30,624	AURELIUS Equity Opportunities SE & Co KGaA, (2)	1,393,642
246,800	Daiwa Securities Group Inc., (2)	1,202,981
96,466	Deutsche Boerse AG, ADR (2)	1,232,353
	Total Capital Markets	3,828,976

	Chemicals – 1.1%

48,000	DowDuPont Inc.	2,558,880

	Diversified Financial Services – 0.4%

145,881	Challenger Ltd, (2)	859,780

	Diversified Telecommunication Services – 1.1%

28,300	Nippon Telegraph & Telephone Corp, ADR, (2)	1,208,976
101,855	Telefonica Brasil SA	1,235,678
	Total Diversified Telecommunication Services	2,444,654

	Electric Utilities – 0.9%

46,420	FirstEnergy Corp	1,931,536

	Electrical Equipment – 0.6%

16,060	Eaton Corp PLC	1,293,794

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd	32,096

	Entertainment – 1.2%

6,700	Nintendo Co Ltd, (2)	1,920,829
28,334	Viacom Inc.	795,335
	Total Entertainment	2,716,164

	Food Products – 0.7%

215,737	Orkla ASA, Sponsored ADR	1,650,388

	Gas Utilities – 0.6%

202,350	Italgas SpA, (2)	1,250,338

Shares	Description (1)	Value

	Health Care Providers & Services – 0.0%

6,140	Millennium Health LLC, (3), (4)	$6,373
5,767	Millennium Health LLC, (3), (4)	5,982
6,594	Millennium Health LLC, (2), (3)	264
	Total Health Care Providers & Services	12,619

	Hotels, Restaurants & Leisure – 0.4%

11,075	Hyatt Hotels Corp	803,713

	Household Durables – 0.8%

102,724	Sekisui House Ltd, (2)	1,702,287

	Industrial Conglomerates – 0.8%

16,519	Siemens AG, (2)	1,776,494

	Insurance – 2.6%

38,206	Ageas, (2)	1,842,926
5,615	Allianz SE, (2)	1,251,289
26,700	CNA Financial Corp	1,157,445
11,515	RenaissanceRe Holdings Ltd	1,652,402
	Total Insurance	5,904,062

	Marine – 0.0%

262	HGIM Corp, (2), (3)	9,432

	Media – 0.2%

9,183	Cumulus Media Inc., (3)	165,386
655,185	Hibu plc, (2), (3)	159,210
2,099	Metro-Goldwyn-Mayer Inc., (2), (3)	153,227
3,185	Tribune Co, (2)	2,070
	Total Media	479,893

	Multi-Utilities – 1.1%

109,480	Veolia Environnement SA, (2)	2,449,492

	Oil, Gas & Consumable Fuels – 4.4%

16,249	Chevron Corporation	2,001,552
99,475	Enterprise Products Partners LP	2,894,722
64,400	Equitrans Midstream Corp	1,402,632
52,725	Suncor Energy Inc.	1,709,872
32,600	Total SA, Sponsored ADR	1,814,190
	Total Oil, Gas & Consumable Fuels	9,822,968

	Pharmaceuticals – 2.7%

30,289	AstraZeneca PLC, Sponsored ADR	1,224,584
18,120	Bayer AG, (2)	1,166,781
58,950	GlaxoSmithKline PLC, Sponsored ADR	2,463,521
36,085	Roche Holding AG, Sponsored ADR, (2)	1,240,963
	Total Pharmaceuticals	6,095,849

	Real Estate Management & Development – 0.4%

183,200	Great Eagle Holdings Ltd, (2)	934,284

	Semiconductors & Semiconductor Equipment – 0.9%

78,615	Cypress Semiconductor Corp	1,172,936
48,049	Infineon Technologies AG, (2)	953,889
	Total Semiconductors & Semiconductor Equipment	2,126,825

	Software – 1.6%

15,112	Microsoft Corporation	1,782,309
35,350	Oracle Corporation	1,898,649
	Total Software	3,680,958

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares		Description (1)				Value

		Specialty Retail – 0.5%

373,150		Kingfisher PLC, (2)				$1,144,344

		Technology Hardware, Storage & Peripherals – 0.5%

35,700		Samsung Electronics Co Ltd, (2)				1,143,120

		Tobacco – 1.3%

39,029		Imperial Brands PLC, Sponsored ADR, (2)				1,349,233
16,750		Philip Morris International Inc.				1,480,532
		Total Tobacco				2,829,765

		Trading Companies & Distributors – 0.5%

77,000		Mitsui & Co Ltd, (2)				1,198,153
		Total Common Stocks (cost $76,175,493)				81,670,105

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 36.3% (24.9% of Total Investments)

		Angola – 0.6%

$335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	$349,110
320		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	345,696
640		Angolan Government International Bond, Reg S	8.250%	5/09/28	B3	667,430
		Total Angola				1,362,236

		Argentina – 1.7%

150		Argentine Republic Government International Bond	6.250%	4/22/19	B	150,075
409		Argentine Republic Government International Bond	6.875%	4/22/21	B	373,212
100	EUR	Argentine Republic Government International Bond	3.375%	1/15/23	B	89,850
990		Argentine Republic Government International Bond	6.875%	1/26/27	B	800,910
235		Argentine Republic Government International Bond	5.875%	1/11/28	B	180,245
150	EUR	Argentine Republic Government International Bond	5.250%	1/15/28	B	123,578
160		Argentine Republic Government International Bond	2.500%	12/31/38	B	92,400
150		Argentine Republic Government International Bond	7.625%	4/22/46	B	118,125
200		Argentine Republic Government International Bond	6.875%	1/11/48	B	147,000
231		Autonomous City of Buenos Aires Argentina, 144A	8.950%	2/19/21	B	228,561
310		Autonomous City of Buenos Aires Argentina, 144A	7.500%	6/01/27	B	275,311
320		Autonomous City of Buenos Aires Argentina, Reg S	7.500%	6/01/27	B	284,192
210		Provincia de Buenos Aires/Argentina, 144A	9.125%	3/16/24	B	173,775
220		Provincia de Buenos Aires/Argentina, 144A	7.875%	6/15/27	B	160,050
171		Provincia de Cordoba, 144A	7.125%	6/10/21	B	147,830
166		YPF SA, 144A	8.750%	4/04/24	B2	166,830
139		YPF SA, 144A	6.950%	7/21/27	B	123,432
100		YPF SA, 144A	7.000%	12/15/47	B	79,300
50		YPF SA, Reg S	8.500%	7/28/25	B2	49,062
		Total Argentina				3,763,738

		Armenia – 0.3%

655		Republic of Armenia International Bond, Reg S	7.150%	3/26/25	B1	725,098

		Azerbaijan – 1.3%

360		Republic of Azerbaijan International Bond	3.500%	9/01/32	BB+	316,315
1,110		Republic of Azerbaijan International Bond, Reg S	4.750%	3/18/24	BB+	1,149,800
615		Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	540,372
200		Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	224,112
330		Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	369,666
210		State Oil Co of the Azerbaijan Republic, Reg S	6.950%	3/18/30	BB+	236,040
		Total Azerbaijan				2,836,305

		Bermuda – 0.1%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	211,000

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Brazil – 1.5%

$255		Banco do Brasil SA/Cayman, 144A	4.750%	3/20/24	Ba2	$255,892
200		Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	197,702
200		Braskem Netherlands Finance BV, Reg S	4.500%	1/10/28	BBB–	194,450
2,571	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/27	Ba2	712,625
1,465	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/29	BB–	408,180
215		Brazilian Government International Bond	4.625%	1/13/28	BB–	216,722
225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	BB–	231,047
200		Minerva Luxembourg SA, Reg S	5.875%	1/19/28	BB–	184,000
91		Petrobras Global Finance BV	5.999%	1/27/28	Ba2	92,092
440		Petrobras Global Finance BV	5.750%	2/01/29	Ba2	435,820
200		Suzano Austria GmbH, 144A	6.000%	1/15/29	BBB–	213,042
200		Suzano Austria GmbH, 144A	7.000%	3/16/47	BBB–	223,000
		Total Brazil				3,364,572

		Bulgaria – 0.1%

185	EUR	Bulgaria Government International Bond, Reg S	3.125%	3/26/35	Baa2	237,498

		Chile – 0.3%

260		Corp Nacional del Cobre de Chile, 144A	3.625%	8/01/27	A+	260,395
200		Empresa Nacional del Petroleo, 144A	5.250%	11/06/29	A	214,938
200		Empresa Nacional del Petroleo, 144A	4.500%	9/14/47	A	189,502
		Total Chile				664,835

		China – 1.4%

210		China Evergrande Group, Reg S	8.250%	3/23/22	B+	205,836
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	210,939
200		Shimao Property Holdings Ltd, Reg S	4.750%	7/03/22	BBB–	198,755
230		Sinopec Group Overseas Development 2016 Ltd, 144A	3.500%	5/03/26	A+	230,287
925		Sinopec Group Overseas Development 2017 Ltd, 144A	3.625%	4/12/27	A1	930,642
380		Sinopec Group Overseas Development 2012 Ltd, Reg S	4.875%	5/17/42	A+	426,411
430		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	431,203
450		State Grid Overseas Investment 2016 Ltd, 144A	4.250%	5/02/28	A+	477,568
		Total China				3,111,641

		Colombia – 0.5%

280		Colombia Government International Bond	4.500%	3/15/29	Baa2	295,680
220		Colombia Government International Bond	5.000%	6/15/45	Baa2	230,824
260		Ecopetrol SA	5.875%	9/18/23	BBB	283,985
200		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	203,462
200		Transportadora de Gas Internacional SA ESP, 144A	5.550%	11/01/28	BBB	216,250
		Total Colombia				1,230,201

		Costa Rica – 0.1%

250		Costa Rica Government International Bond, Reg S	7.000%	4/04/44	B+	238,437

		Cote d’Ivoire (Ivory Coast) – 0.5%

335		Ivory Coast Government International Bond, 144A	5.375%	7/23/24	Ba3	327,417
390		Ivory Coast Government International Bond, 144A	6.125%	6/15/33	Ba3	359,252
395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	363,858
		Total Cote d’Ivoire (Ivory Coast)				1,050,527

		Croatia – 2.2%

535		Croatia Government International Bond, Reg S	6.625%	7/14/20	BBB–	559,167
710		Croatia Government International Bond, Reg S	6.375%	3/24/21	BBB–	752,617
875		Croatia Government International Bond, Reg S	5.500%	4/04/23	BBB–	948,883
215		Croatia Government International Bond, Reg S	5.500%	4/04/23	BBB–	233,006
1,155		Croatia Government International Bond, Reg S	6.000%	1/26/24	BBB–	1,293,600
125	EUR	Croatia Government International Bond, Reg S	3.000%	3/11/25	BBB–	157,140
525	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BBB–	664,225
340	EUR	Croatia Government International Bond, Reg S	2.750%	1/27/30	BBB–	419,526
		Total Croatia				5,028,164

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Dominican Republic – 0.7%

$165		Dominican Republic International Bond, 144A	6.600%	1/28/24	BB–	$177,994
285		Dominican Republic International Bond, Reg S	6.600%	1/28/24	BB–	307,444
100		Dominican Republic International Bond, Reg S	6.875%	1/29/26	BB–	109,750
545		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	614,487
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	310,300
		Total Dominican Republic				1,519,975

		Ecuador – 0.7%

561		Ecuador Government International Bond, 144A	9.650%	12/13/26	B–	587,647
255		Ecuador Government International Bond, 144A	7.875%	1/23/28	B–	242,505
355		Ecuador Government International Bond, 144A	10.750%	1/31/29	B–	391,033
200		Ecuador Government International Bond, Reg S	7.950%	6/20/24	B–	199,000
200		Ecuador Government International Bond, Reg S	7.875%	1/23/28	B–	190,200
		Total Ecuador				1,610,385

		Egypt – 1.3%

125	EUR	Egypt Government International Bond, 144A	5.625%	4/16/30	B+	134,666
270		Egypt Government International Bond, 144A	5.577%	2/21/23	B+	268,018
305		Egypt Government International Bond, 144A	6.588%	2/21/28	B+	298,699
815		Egypt Government International Bond, 144A	7.600%	3/01/29	B+	836,573
200		Egypt Government International Bond, 144A	8.700%	3/01/49	B+	208,000
845		Egypt Government International Bond, Reg S	6.588%	2/21/28	B+	827,542
400		Egypt Government International Bond, Reg S	8.500%	1/31/47	B+	408,293
		Total Egypt				2,981,791

		El Salvador – 0.1%

335		El Salvador Government International Bond, Reg S	5.875%	1/30/25	B+	325,369

		Ethiopia – 0.2%

400		Ethiopia International Bond, Reg S	6.625%	12/11/24	B1	406,560

		Gabon – 0.3%

200		Gabon Government International Bond, Reg S	6.375%	12/12/24	B	191,307
445		Gabon Government International Bond, Reg S	6.950%	6/16/25	B	428,909
		Total Gabon				620,216

		Ghana – 0.5%

200		Ghana Government International Bond, 144A	7.875%	3/26/27	B	201,756
435		Ghana Government International Bond, 144A	8.125%	3/26/32	B	432,860
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	243,750
215		Ghana Government International Bond, Reg S	8.627%	6/16/49	B	209,943
		Total Ghana				1,088,309

		Greece – 0.4%

200	EUR	Hellenic Republic Government Bond, 144A, Reg S	4.375%	8/01/22	BB–	241,733
140	EUR	Hellenic Republic Government Bond, Reg S	3.500%	1/30/23	BB–	164,538
350	EUR	Hellenic Republic Government Bond, 144A, Reg S	3.450%	4/02/24	BB–	408,156
		Total Greece				814,427

		Hungary – 1.9%

1,980		Hungary Government International Bond	6.375%	3/29/21	BBB	2,108,557
1,384		Hungary Government International Bond	5.375%	2/21/23	BBB	1,492,824
196		Hungary Government International Bond	5.750%	11/22/23	BBB	216,643
390		MFB Magyar Fejlesztesi Bank Zrt, Reg S	6.250%	10/21/20	BBB	407,823
		Total Hungary				4,225,847

		India – 0.2%

200		Greenko Dutch BV, Reg S	5.250%	7/24/24	Ba2	192,396
200		State Bank of India/London, 144A	4.375%	1/24/24	Baa2	205,104
		Total India				397,500

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Indonesia – 1.2%

$200		Indonesia Government International Bond, 144A	5.250%	1/08/47	Baa2	$216,521
725		Indonesia Government International Bond, Reg S	4.750%	1/08/26	Baa2	765,763
200		Indonesia Government International Bond, Reg S	4.350%	1/08/27	Baa2	206,689
200		Indonesia Government International Bond, Reg S	5.125%	1/15/45	Baa2	212,756
350		Indonesia Government International Bond, Reg S	5.250%	1/08/47	Baa2	378,912
200,000	IDR	International Bank for Reconstruction & Development	7.450%	8/20/21	AAA	14,050
3,100,000	IDR	International Finance Corp	8.000%	10/09/23	AAA	222,011
200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	193,971
250		Minejesa Capital BV, Reg S	5.625%	8/10/37	Baa3	248,140
200		Perusahaan Listrik Negara PT, 144A	5.450%	5/21/28	Baa2	213,496
		Total Indonesia				2,672,309

		Israel – 0.3%

625		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	628,150

		Jamaica – 0.3%

350		Jamaica Government International Bond	6.750%	4/28/28	B	388,937
200		Jamaica Government International Bond	7.875%	7/28/45	B	239,500
		Total Jamaica				628,437

		Jordan – 0.3%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	196,468
400		Jordan Government International Bond, Reg S	5.750%	1/31/27	B+	391,670
200		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	196,809
		Total Jordan				784,947

		Kazakhstan – 0.6%

330		Development Bank of Kazakhstan JSC, Reg S	6.500%	6/03/20	Baa3	340,372
100	EUR	Kazakhstan Government International Bond, Reg S	2.375%	11/09/28	BBB	116,130
380		KazMunayGas National Co JSC, 144A	3.875%	4/19/22	Baa3	383,218
395		KazMunayGas National Co JSC, 144A	5.750%	4/19/47	Baa3	411,701
200		KazMunayGas National Co JSC, 144A	6.375%	10/24/48	Baa3	218,500
		Total Kazakhstan				1,469,921

		Kenya – 0.1%

200		Kenya Government International Bond, 144A	8.250%	2/28/48	B+	202,353

		Lebanon – 0.2%

160		Lebanon Government International Bond, Reg S	5.450%	11/28/19	B–	156,000
130		Lebanon Government International Bond, Reg S	5.800%	4/14/20	B–	123,646
130		Lebanon Government International Bond, Reg S	8.250%	4/12/21	B–	121,574
		Total Lebanon				401,220

		Macedonia – 0.2%

340	EUR	North Macedonia Government International Bond, Reg S	3.975%	7/24/21	BB	404,870

		Malaysia – 0.1%

230		Petronas Capital Ltd, Reg S	3.500%	3/18/25	A1	233,868

		Mexico – 1.1%

225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB+	216,338
200		Mexico Government International Bond	3.600%	1/30/25	A3	200,000
200		Mexico Government International Bond	4.125%	1/21/26	A3	204,200
200		Mexico Government International Bond	4.500%	4/22/29	A3	207,100
120		Petroleos Mexicanos	4.500%	1/23/26	BBB+	111,576
310		Petroleos Mexicanos	6.500%	3/13/27	BBB+	311,305
55		Petroleos Mexicanos	5.350%	2/12/28	BBB+	51,040
135		Petroleos Mexicanos	6.500%	1/23/29	BBB+	133,785
792		Petroleos Mexicanos	6.750%	9/21/47	BBB+	728,672
456		Petroleos Mexicanos	6.350%	2/12/48	BBB+	402,032
		Total Mexico				2,566,048

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Morocco – 0.6%

$310		Morocco Government International Bond, Reg S	5.500%	12/11/42	BBB–	$331,817
410		OCP SA, Reg S	5.625%	4/25/24	BBB–	430,007
295		OCP SA, Reg S	4.500%	10/22/25	BBB–	291,663
280		OCP SA, Reg S	6.875%	4/25/44	BBB–	304,501
		Total Morocco				1,357,988

		Nigeria – 0.6%

200		Nigeria Government International Bond	6.500%	11/28/27	B+	197,607
265		Nigeria Government International Bond, 144A	6.500%	11/28/27	B+	261,829
200		Nigeria Government International Bond, 144A	7.143%	2/23/30	B+	199,946
645		Nigeria Government International Bond, Reg S	7.875%	2/16/32	B+	670,463
		Total Nigeria				1,329,845

		Oman – 0.6%

260		Oman Government International Bond, 144A	3.625%	6/15/21	Ba1	252,426
400		Oman Government International Bond, 144A	6.500%	3/08/47	Ba1	349,500
305		Oman Government International Bond, 144A	6.750%	1/17/48	Ba1	270,611
225		Oman Government International Bond, Reg S	5.375%	3/08/27	Ba1	209,344
200		Oztel Holdings SPC Ltd, 144A	6.625%	4/24/28	Ba1	194,777
		Total Oman				1,276,658

		Pakistan – 0.1%

275		Pakistan Government International Bond, 144A	7.250%	4/15/19	B–	274,367

		Panama – 0.3%

200		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB	219,700
365		Panama Government International Bond	7.125%	1/29/26	Baa1	445,300
		Total Panama				665,000

		Papua New Guinea – 0.1%

200		Papua New Guinea Government International Bond, 144A	8.375%	10/04/28	B	216,000

		Paraguay – 0.5%

200		Paraguay Government International Bond, 144A	4.700%	3/27/27	BB+	208,198
200		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	205,964
255		Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	268,020
315		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	356,744
		Total Paraguay				1,038,926

		Peru – 0.2%

420		Peru LNG Srl, 144A	5.375%	3/22/30	BBB–	436,800

		Qatar – 1.3%

540		Qatar Government International Bond, 144A	4.000%	3/14/29	AA–	556,530
825		Qatar Government International Bond, 144A	5.103%	4/23/48	AA–	903,375
200		Qatar Government International Bond, 144A	4.817%	3/14/49	AA–	210,288
965		Qatar Government International Bond, Reg S	2.375%	6/02/21	AA–	952,268
355		Qatar Government International Bond, Reg S	4.500%	4/23/28	AA–	379,532
		Total Qatar				3,001,993

		Romania – 0.6%

435	EUR	Romanian Government International Bond, 144A, (WI/DD)	2.000%	12/08/26	Baa3	487,270
105		Romanian Government International Bond, 144A, (WI/DD)	4.625%	4/03/49	N/R	117,181
95	EUR	Romanian Government International Bond, 144A	2.500%	2/08/30	BBB–	103,706
150	EUR	Romanian Government International Bond, Reg S	2.875%	3/11/29	BBB–	170,039
440	EUR	Romanian Government International Bond, Reg S	3.875%	10/29/35	BBB–	511,744
		Total Romania				1,389,940

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (6)	Value

		Russia – 1.9%

$195		Gazprom OAO Via Gaz Capital SA, Reg S	9.250%	4/23/19	Baa2	$195,602
400		Russian Foreign Bond – Eurobond, 144A	4.375%	3/21/29	BBB–	395,932
200		Russian Foreign Bond – Eurobond, 144A	5.100%	3/28/35	N/R	203,027
100	EUR	Russian Foreign Bond – Eurobond, 144A	2.875%	12/04/25	BBB–	115,729
600		Russian Foreign Bond – Eurobond, 144A	4.250%	6/23/27	BBB–	598,514
800		Russian Foreign Bond – Eurobond, Reg S	4.875%	9/16/23	BBB–	838,270
800		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB–	824,303
800		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB–	797,496
200		Russian Foreign Bond – Eurobond, Reg S	5.625%	4/04/42	BBB–	216,209
200		Russian Foreign Bond – Eurobond, Reg S	5.250%	6/23/47	BBB–	202,080
		Total Russia				4,387,162

		Saudi Arabia – 1.1%

200		Saudi Government International Bond	4.000%	4/17/25	A1	204,758
200		Saudi Government International Bond, 144A	4.000%	4/17/25	A1	204,758
340		Saudi Government International Bond, 144A	4.375%	4/16/29	A1	354,100
200		Saudi Government International Bond, 144A	5.250%	1/16/50	A1	213,296
680		Saudi Government International Bond, Reg S	2.375%	10/26/21	A1	668,157
685		Saudi Government International Bond, Reg S	4.000%	4/17/25	A1	701,546
200		Saudi Government International Bond, Reg S	4.500%	4/17/30	A1	210,265
		Total Saudi Arabia				2,556,880

		Senegal – 0.7%

100	EUR	Senegal Government International Bond, 144A	4.750%	3/13/28	Ba3	110,822
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	184,500
200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	216,254
565		Senegal Government International Bond, Reg S	6.250%	7/30/24	Ba3	585,772
200		Senegal Government International Bond, Reg S	6.250%	5/23/33	Ba3	191,998
200		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	184,823
		Total Senegal				1,474,169

		Serbia – 0.1%

220		Serbia International Bond, Reg S	7.250%	9/28/21	BB	238,832

		South Africa – 0.9%

270		Eskom Holdings SOC Ltd, Reg S	6.750%	8/06/23	B3	266,435
7,580	ZAR	Republic of South Africa Government Bond	8.000%	1/31/30	Baa3	483,634
700	ZAR	Republic of South Africa Government Bond	6.250%	3/31/36	Baa3	35,190
320		Republic of South Africa Government International Bond	4.850%	9/27/27	Baa3	311,989
410		Republic of South Africa Government International Bond	5.875%	6/22/30	Baa3	419,978
200		Republic of South Africa Government International Bond	6.300%	6/22/48	Baa3	203,258
200		SASOL Financing USA LLC	5.875%	3/27/24	BBB–	212,209
		Total South Africa				1,932,693

		Spain – 0.1%

205		Atento Luxco 1 SA, 144A, (WI/DD)	6.125%	8/10/22	BB	203,669

		Sri Lanka – 1.0%

505		Sri Lanka Government International Bond, 144A	6.850%	11/03/25	B	508,435
335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	B	321,522
200		Sri Lanka Government International Bond, 144A	7.850%	3/14/29	B	208,662
415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	B	417,823
200		Sri Lanka Government International Bond, Reg S	6.825%	7/18/26	B	200,037
680		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	B	652,641
		Total Sri Lanka				2,309,120

		Tunisia – 0.4%

305	EUR	Banque Centrale de Tunisie International Bond, 144A	6.750%	10/31/23	B+	331,553
105	EUR	Banque Centrale de Tunisie International Bond, Reg S	5.625%	2/17/24	B+	108,544
500		Banque Centrale de Tunisie International Bond, Reg S	5.750%	1/30/25	B+	435,184
		Total Tunisia				875,281

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000) (5)		Description (1)			Coupon	Maturity	Ratings (6)	Value

		Turkey – 1.8%

$200		Export Credit Bank of Turkey, 144A			8.250%	1/24/24	BB–	$194,913
870		Turkey Government International Bond			7.000%	6/05/20	BB	877,656
345		Turkey Government International Bond			5.625%	3/30/21	BB	340,409
200		Turkey Government International Bond			7.250%	12/23/23	BB	201,348
100	EUR	Turkey Government International Bond			4.625%	3/31/25	BB	108,891
175	EUR	Turkey Government International Bond			5.200%	2/16/26	BB	193,577
410		Turkey Government International Bond			4.875%	10/09/26	BB	353,625
475		Turkey Government International Bond			6.000%	3/25/27	BB	433,906
475		Turkey Government International Bond			5.125%	2/17/28	BB	406,738
400		Turkey Government International Bond			6.000%	1/14/41	BB	328,333
895		Turkey Government International Bond			5.750%	5/11/47	BB	709,287
		Total Turkey						4,148,683

		Ukraine – 1.0%

117		Ukraine Government International Bond, 144A			7.750%	9/01/21	B–	116,122
103		Ukraine Government International Bond, 144A			7.750%	9/01/25	B–	98,025
200		Ukraine Government International Bond, 144A			7.750%	9/01/27	B–	186,500
250		Ukraine Government International Bond, 144A			9.750%	11/01/28	B–	257,500
643		Ukraine Government International Bond, 144A			7.375%	9/25/32	B–	572,579
105		Ukraine Government International Bond, Reg S			7.750%	9/01/23	B–	102,062
130		Ukraine Government International Bond, Reg S			7.750%	9/01/25	B–	123,721
215		Ukraine Government International Bond, Reg S			7.750%	9/01/26	B–	201,997
290		Ukraine Government International Bond, Reg S			7.750%	9/01/26	B–	272,499
100		Ukraine Government International Bond, Reg S			7.750%	9/01/27	B–	93,060
255		Ukraine Government International Bond, Reg S			7.375%	9/25/32	B–	227,313
		Total Ukraine						2,251,378

		United Arab Emirates – 0.5%

370		Abu Dhabi Government International Bond, Reg S			4.125%	10/11/47	AA	374,064
200		Abu Dhabi National Energy Co PJSC, 144A			4.875%	4/23/30	A	212,080
360		Abu Dhabi National Energy Co PJSC, Reg S			4.375%	6/22/26	A	369,725
200		Abu Dhabi National Energy Co PJSC, Reg S			4.875%	4/23/30	A	212,073
		Total United Arab Emirates						1,167,942

		Uruguay – 0.1%

176		Uruguay Government International Bond			5.100%	6/18/50	BBB	186,970

		Venezuela – 0.4%

1,877		Petroleos de Venezuela SA, Reg S, (7)			6.000%	11/15/26	C	417,577
360		Venezuela Government International Bond, Reg S, (7)			9.000%	5/07/23	CCC	105,750
1,040		Venezuela Government International Bond, Reg S, (7)			9.250%	5/07/28	C	301,600
		Total Venezuela						824,927

		Zambia – 0.1%

325		Zambia Government International Bond, Reg S			8.970%	7/30/27	B–	236,802
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $82,050,428)						81,588,779

Principal Amount (000)		Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

		VARIABLE RATE SENIOR LOAN INTERESTS – 31.6% (21.8% of Total Investments) (8)

		Aerospace & Defense – 0.3%

$186		Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.499%	1-Month LIBOR	2.000%	8/21/24	BB+	$184,366
486		Transdigm, Inc., Term Loan F	4.999%	1-Month LIBOR	2.500%	6/09/23	Ba3	476,033
672		Total Aerospace & Defense						660,399

		Airlines – 1.0%

433		American Airlines, Inc., Term Loan 2025	4.240%	1-Month LIBOR	1.750%	6/27/25	BB+	421,589
1,960		American Airlines, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	4/28/23	BB+	1,925,700
2,393		Total Airlines						2,347,289

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Auto Components – 0.1%

$300	Johnson Controls Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	$296,997

	Beverages – 0.2%

480	Jacobs Douwe Egberts, Term Loan B	4.500%	1-Month LIBOR	2.000%	11/01/25	Ba2	476,882

	Biotechnology – 0.3%

735	Grifols, Inc., Term Loan B	4.660%	1-Week LIBOR	2.250%	1/31/25	BB	731,365

	Building Products – 0.4%

173	Fairmount, Initial Term Loan	6.160%	1-Week LIBOR	3.750%	6/01/25	BB	147,948
865	Quikrete Holdings, Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	11/15/23	BB–	845,816
1,038	Total Building Products						993,764

	Capital Markets – 0.6%

438	Capital Automotive LP, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	3/25/24	B1	434,313
500	Lions Gate Entertainment Corporation, Term Loan A	4.499%	1-Month LIBOR	2.000%	3/22/23	Ba2	494,375
472	RPI Finance Trust, Term Loan B6	4.499%	1-Month LIBOR	2.000%	3/27/23	BBB–	469,829
1,410	Total Capital Markets						1,398,517

	Chemicals – 0.8%

648	Axalta Coating Systems, Term Loan, First Lien	4.351%	3-Month LIBOR	1.750%	6/01/24	BBB–	635,655
452	H.B. Fuller Company, Term Loan B	4.488%	1-Month LIBOR	2.000%	10/22/24	BB+	444,946
165	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	163,783
590	Univar, Inc., Term Loan B	4.749%	1-Month LIBOR	2.250%	7/01/24	BB+	584,615
1,855	Total Chemicals						1,828,999

	Commercial Services & Supplies – 1.0%

697	ADS Waste Holdings, Inc., Term Loan B	4.660%	1-Week LIBOR	2.250%	11/10/23	BB+	694,786
443	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.956%	2-Month LIBOR	4.250%	6/21/24	B	425,775
1,037	Formula One Group, Term Loan B	4.999%	1-Month LIBOR	2.500%	2/01/24	B+	1,001,773
42	West Corporation, Incremental Term Loan B1	6.129%	3-Month LIBOR	3.500%	10/10/24	Ba3	39,508
2,219	Total Commercial Services & Supplies						2,161,842

	Communications Equipment – 1.0%

500	CommScope, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	500,415
519	Plantronics, Term Loan B	4.999%	1-Month LIBOR	2.500%	7/02/25	Ba1	511,032
1,346	Univision Communications, Inc., Term Loan C5	5.249%	1-Month LIBOR	2.750%	3/15/24	B	1,271,873
2,365	Total Communications Equipment						2,283,320

	Consumer Finance – 0.4%

495	Vantiv LLC, Repriced Term Loan B4	4.208%	1-Month LIBOR	1.750%	8/09/24	BBB–	494,602
282	Verscend Technologies, Tern Loan B	6.999%	1-Month LIBOR	4.500%	8/27/25	B+	280,995
777	Total Consumer Finance						775,597

	Containers & Packaging – 0.2%

349	Berry Global, Inc., Term Loan Q	4.610%	2-Month LIBOR	2.000%	10/01/22	BBB–	347,632

	Distributors – 0.2%

498	SRS Distribution, Inc., Term Loan B	5.749%	1-Month LIBOR	3.250%	5/23/25	B3	476,150

	Diversified Consumer Services – 0.2%

499	Refinitiv, Term Loan B	6.249%	1-Month LIBOR	3.750%	10/01/25	B	485,124

	Diversified Financial Services – 0.9%

247	Fly Funding II S.a r.l., Term Loan B	4.700%	3-Month LIBOR	2.000%	2/09/23	BB+	243,330

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Diversified Financial Services (continued)

$853	Hilton Hotels, Term Loan B	4.236%	1-Month LIBOR	1.750%	10/25/23	BBB–	$851,586
210	Lions Gate Entertainment Corp., Term Loan B	4.749%	1-Month LIBOR	2.250%	3/24/25	Ba2	207,630
228	Veritas US, Inc., Term Loan B1	7.021%	1-Month LIBOR	4.500%	1/27/23	B	211,754
574	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (7)	0.000%	N/A	N/A	6/30/22	Ca	395,644
2,112	Total Diversified Financial Services						1,909,944

	Diversified Telecommunication Services – 1.7%

1,209	CenturyLink, Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	1/31/25	BBB–	1,188,029
762	Frontier Communications Corporation, Term Loan B	6.250%	1-Month LIBOR	3.750%	1/14/22	B	745,748
78	Intelsat Jackson Holdings, S.A., Term Loan B4	6.990%	1-Month LIBOR	4.500%	1/02/24	B1	78,759
125	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	125,655
227	Level 3 Financing, Inc., Tranche B, Term Loan	4.736%	1-Month LIBOR	2.250%	2/22/24	BBB–	224,418
499	Numericable Group S.A., Term Loan B13	6.484%	1-Month LIBOR	4.000%	8/14/26	B	479,423
1,000	Ziggo B.V., Term Loan E	4.984%	1-Month LIBOR	2.500%	4/15/25	B+	975,415
3,900	Total Diversified Telecommunication Services						3,817,447

	Electric Utilities – 0.5%

796	Vistra Operations Co., Term Loan B1	4.499%	1-Month LIBOR	2.000%	8/01/23	BBB–	788,355
276	Vistra Operations Co., Term Loan B3	4.486%	1-Month LIBOR	2.000%	12/31/25	BBB–	271,984
1,072	Total Electric Utilities						1,060,339

	Energy Equipment & Services – 0.1%

382	Seadrill Partners LLC, Initial Term Loan	8.601%	3-Month LIBOR	6.000%	2/21/21	CCC+	319,003

	Equity Real Estate Investment Trust – 0.2%

558	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.499%	1-Month LIBOR	5.000%	10/24/22	Caa1	545,927

	Food & Staples Retailing – 1.6%

1,377	Albertson’s LLC, Term Loan B7	5.499%	1-Month LIBOR	3.000%	11/17/25	Ba2	1,361,383
2,276	US Foods, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	6/27/23	BBB–	2,246,227
3,653	Total Food & Staples Retailing						3,607,610

	Health Care Equipment & Supplies – 0.2%

436	Acelity, Term Loan B	5.851%	3-Month LIBOR	3.250%	2/02/24	B1	434,557

	Health Care Providers & Services – 2.0%

777	Acadia Healthcare, Inc., Term Loan B3	4.999%	1-Month LIBOR	2.500%	2/11/22	Ba2	771,949
40	Air Medical Group Holdings, Inc., Term Loan B	6.736%	1-Month LIBOR	4.250%	3/14/25	B1	37,993
19	Brightspring Health, Delayed Draw, Term Loan, (16)	4.000%	N/A	4.500%	3/05/26	B1	18,964
212	Brightspring Health, Term Loan B	6.982%	1-Month LIBOR	4.500%	3/05/26	B1	208,608
396	ConvaTec, Inc., Term Loan B	4.851%	3-Month LIBOR	2.250%	10/25/23	BB	395,003
792	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	5.249%	1-Month LIBOR	2.750%	6/24/21	BBB–	792,444
1,227	HCA, Inc., Term Loan B10	4.499%	1-Month LIBOR	2.000%	3/13/25	BBB–	1,226,734
46	HCA, Inc., Term Loan B11	4.249%	1-Month LIBOR	1.750%	3/17/23	BBB–	46,356
324	Millennium Laboratories, Inc., Term Loan B, First Lien	8.999%	1-Month LIBOR	6.500%	12/21/20	CCC+	157,041
910	Select Medical Corporation, Term Loan B	4.990%	1-Month LIBOR	2.500%	3/06/25	Ba2	907,334
4,743	Total Health Care Providers & Services						4,562,426

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Health Care Technology – 0.4%

$960	Emdeon, Inc., Term Loan	5.249%	1-Month LIBOR	2.750%	3/01/24	B+	$948,754

	Hotels, Restaurants & Leisure – 3.3%

1,018	24 Hour Fitness Worldwide, Inc., Term Loan B	5.999%	1-Month LIBOR	3.500%	5/30/25	Ba3	1,018,074
466	Aramark Corporation, Term Loan	4.249%	1-Month LIBOR	1.750%	3/11/25	BBB–	463,344
1,751	Burger King Corporation, Term Loan B3	4.749%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,726,072
558	Caesars Entertainment Operating Company, Inc., Term Loan B	4.496%	1-Month LIBOR	2.000%	10/06/24	BB	546,400
741	Caesars Resort Collection, Term Loan, First Lien	5.249%	1-Month LIBOR	2.750%	12/23/24	BB	732,026
495	Las Vegas Sands Corporation, Term Loan B	4.249%	1-Month LIBOR	1.750%	3/27/25	BBB–	487,006
499	Marriott Ownership Resorts, Term Loan B	4.749%	1-Month LIBOR	2.250%	8/29/25	Baa3	496,880
727	MGM Growth Properties, Term Loan B	4.499%	1-Month LIBOR	2.000%	3/21/25	BB+	718,734
773	Seaworld Parks and Entertainment, Inc., Term Loan B5	5.499%	1-Month LIBOR	3.000%	4/01/24	B	767,582
488	YUM Brands, Term Loan B	4.232%	1-Month LIBOR	1.750%	4/03/25	BBB–	485,566
7,516	Total Hotels, Restaurants & Leisure						7,441,684

	Household Durables – 0.2%

625	Serta Simmons Holdings LLC, Term Loan, First Lien	5.983%	1-Month LIBOR	3.500%	11/08/23	B3	466,839

	Household Products – 0.6%

1,245	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.249%	1-Month LIBOR	2.750%	2/05/23	B+	1,232,466

	Independent Power & Renewable Electricity Producers – 0.2%

385	NRG Energy, Inc., Term Loan B	4.249%	1-Month LIBOR	1.750%	6/30/23	BBB–	381,178

	Interactive Media & Services – 0.2%

452	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien, (DD1)	5.738%	3-Month LIBOR	3.000%	11/03/23	BB–	424,206

	Internet & Direct Marketing Retail – 0.2%

496	Uber Technologies, Inc., Term Loan	6.493%	1-Month LIBOR	4.000%	4/04/25	N/R	497,243

	Internet Software & Services – 0.2%

486	Ancestry.com, Inc., Term Loan, First Lien	5.750%	1-Month LIBOR	3.250%	10/19/23	B	484,427

	IT Services – 1.8%

589	First Data Corporation, Term Loan, First Lien	4.486%	1-Month LIBOR	2.000%	7/10/22	BB	588,710
412	First Data Corporation, Term Loan, First Lien	4.486%	1-Month LIBOR	2.000%	4/26/24	BB	411,748
357	Gartner, Inc., Term Loan A	3.999%	1-Month LIBOR	1.500%	3/21/22	BB+	356,093
417	GTT Communications, Inc., Term Loan, First Lien	5.250%	1-Month LIBOR	2.750%	6/02/25	B2	393,823
973	Leidos Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	1.750%	8/22/25	BBB–	971,628
491	Tempo Acquisition LLC, Term Loan B	5.499%	1-Month LIBOR	3.000%	5/01/24	B1	487,323
300	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	292,125
159	West Corporation, Term Loan B	6.629%	3-Month LIBOR	4.000%	10/10/24	Ba3	149,602
486	WEX, Inc., Term Loan B	4.749%	1-Month LIBOR	2.250%	7/01/23	BB–	482,734
4,184	Total IT Services						4,133,786

	Life Sciences Tools & Services – 0.1%

248	Inventiv Health, Inc, Term Loan B	4.499%	1-Month LIBOR	2.000%	8/01/24	BB	246,526

	Machinery – 0.1%

285	Gates Global LLC, Term Loan B	5.249%	1-Month LIBOR	2.750%	4/01/24	B+	281,617

	Marine – 0.1%

112	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	6-Month LIBOR	6.000%	7/02/23	B	111,159

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Media – 3.0%

$884	Cequel Communications LLC, Term Loan B	4.734%	1-Month LIBOR	2.250%	1/15/26	BB	$860,007
946	Charter Communications Operating Holdings LLC, Term Loan B	4.500%	1-Month LIBOR	2.000%	4/30/25	BBB–	940,392
236	Cineworld Group PLC, Term Loan B	4.999%	1-Month LIBOR	2.500%	2/28/25	BB–	231,168
92	Clear Channel Communications, Inc., Term Loan E, (7)	0.000%	N/A	N/A	7/30/19	N/R	66,146
748	Clear Channel Communications, Inc., Tranche D, Term Loan, (7)	0.000%	N/A	N/A	1/30/20	N/R	535,442
711	Cumulus Media, Inc., Exit Term Loan	7.000%	1-Month LIBOR	4.500%	5/13/22	B	700,225
277	Gray Television, Inc., Term Loan B2	4.732%	1-Month LIBOR	2.250%	2/07/24	BB	273,566
511	Intelsat Jackson Holdings, S.A., Term Loan B	6.240%	1-Month LIBOR	3.750%	11/30/23	B1	504,105
455	Meredith Corporation, Tranche Term Loan B1	5.249%	1-Month LIBOR	2.750%	1/31/25	BB	454,189
470	Nexstar Broadcasting, Inc., Term Loan B3	4.746%	1-Month LIBOR	2.250%	1/17/24	BB+	463,474
87	Nexstar Broadcasting, Inc., Term Loan B3	4.739%	1-Month LIBOR	2.250%	1/17/24	BB+	85,301
495	Sinclair Television Group, Term Loan B2	4.750%	1-Month LIBOR	2.250%	1/03/24	BB+	491,071
356	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.999%	1-Month LIBOR	3.500%	8/15/22	B	355,321
517	UPC Financing Partnership, Term Loan AR1, First Lien	4.984%	1-Month LIBOR	2.500%	1/15/26	BB	516,230
260	WideOpenWest Finance LLC, Term Loan B	5.741%	1-Month LIBOR	3.250%	8/18/23	B	250,649
7,045	Total Media						6,727,286

	Multiline Retail – 0.1%

13	Belk, Inc., Term Loan B, First Lien, (DD1)	7.447%	3-Month LIBOR	4.750%	12/12/22	B2	10,720
247	EG America LLC, Term Loan, First Lien	6.601%	3-Month LIBOR	4.000%	2/07/25	B	242,303
260	Total Multiline Retail						253,023

	Oil, Gas & Consumable Fuels – 0.2%

208	Fieldwood Energy LLC, Exit Term Loan	7.749%	1-Month LIBOR	5.250%	4/11/22	B+	201,041
267	Fieldwood Energy LLC, Exit Term Loan, second Lien	9.749%	1-Month LIBOR	7.250%	4/11/23	B+	228,396
475	Total Oil, Gas & Consumable Fuels						429,437

	Personal Products – 0.2%

702	Revlon Consumer Products Corporation, Term Loan B, First Lien	6.129%	3-Month LIBOR	3.500%	11/16/20	B3	511,934

	Pharmaceuticals – 0.3%

148	Valeant Pharmaceuticals International, Inc., Term Loan B	5.231%	1-Month LIBOR	2.750%	11/27/25	Ba2	146,537
496	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.481%	1-Month LIBOR	3.000%	6/02/25	Ba2	493,861
644	Total Pharmaceuticals						640,398

	Professional Services – 0.3%

244	Nielsen Finance LLC, Term Loan B4	4.493%	1-Month LIBOR	2.000%	10/04/23	BBB–	240,460
479	On Assignment, Inc., Term Loan B	4.499%	1-Month LIBOR	2.000%	4/02/25	BB	476,616
723	Total Professional Services						717,076

	Real Estate Management & Development – 0.4%

276	GGP, Initial Term Loan A2	4.746%	1-Month LIBOR	2.250%	8/28/23	BB+	269,317
670	GGP, Term Loan B	4.996%	1-Month LIBOR	2.500%	8/27/25	BB+	646,851
946	Total Real Estate Management & Development						916,168

	Road & Rail – 0.3%

626	Avolon LLC, Term Loan B	4.488%	1-Month LIBOR	2.000%	1/15/25	BBB–	622,070

	Semiconductors & Semiconductor Equipment – 0.5%

246	MaxLinear, Inc., Term Loan B	4.984%	1-Month LIBOR	2.500%	5/13/24	BB–	245,914
319	Microchip Technology., Inc, Term Loan B	4.500%	1-Month LIBOR	2.000%	5/29/25	Baa3	315,931

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (6)	Value

	Semiconductors & Semiconductor Equipment (continued)

$500	MKS Instruments, Inc., Term Loan	4.739%	1-Month LIBOR	2.250%	2/02/26	BB+	$500,625
1,065	Total Semiconductors & Semiconductor Equipment						1,062,470

	Software – 2.8%

470	BMC Software, Inc., Term Loan B	6.851%	3-Month LIBOR	4.250%	10/02/25	B	461,686
696	Ellucian, Term Loan B, First Lien	5.851%	3-Month LIBOR	3.250%	9/30/22	B	692,717
489	Greeneden U.S. Holdings II LLC, Term Loan B	5.749%	1-Month LIBOR	3.250%	12/01/23	B2	483,509
607	Infor (US), Inc., Term Loan B	5.249%	1-Month LIBOR	2.750%	2/01/22	B1	605,386
486	Kronos Incorporated, Term Loan B	5.736%	3-Month LIBOR	3.000%	11/01/23	B	482,818
284	McAfee LLC, Term Loan B	6.249%	1-Month LIBOR	3.750%	9/30/24	B1	283,997
128	Micro Focus International PLC, New Term Loan	4.999%	1-Month LIBOR	2.500%	6/21/24	BB–	124,688
862	Micro Focus International PLC, Term Loan B	4.999%	1-Month LIBOR	2.500%	6/21/24	BB–	842,047
496	Quintiles Transnational, Dollar Term Loan B3	4.249%	1-Month LIBOR	1.750%	6/11/25	BBB–	491,752
505	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.749%	1-Month LIBOR	2.250%	4/16/25	BB+	501,945
363	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.749%	1-Month LIBOR	2.250%	4/16/25	BB	360,897
906	TIBCO Software, Inc., Term Loan, First Lien	6.000%	1-Month LIBOR	3.500%	12/04/20	B1	904,072
6,292	Total Software						6,235,514

	Specialty Retail – 0.7%

78	Academy, Ltd., Term Loan B	6.490%	1-Month LIBOR	4.000%	7/01/22	CCC+	56,557
987	Belron Finance US LLC, Initial Term Loan B	4.989%	3-Month LIBOR	2.250%	11/07/24	BB	977,625
458	Petco Animal Supplies, Inc., Term Loan B1	5.994%	3-Month LIBOR	3.250%	1/26/23	B2	349,871
246	Petsmart Inc., Term Loan B, First Lien, (DD1)	5.490%	1-Month LIBOR	3.000%	3/11/22	B3	221,119
1,769	Total Specialty Retail						1,605,172

	Technology Hardware, Storage & Peripherals – 0.8%

734	Dell International LLC, Refinancing Term Loan B	4.500%	1-Month LIBOR	2.000%	9/07/23	BBB–	726,835
1,055	Western Digital, Term Loan B	4.249%	1-Month LIBOR	1.750%	4/29/23	Baa2	1,029,374
1,789	Total Technology Hardware, Storage & Peripherals						1,756,209

	Trading Companies & Distributors – 0.3%

568	HD Supply Waterworks, Ltd., Term Loan B	5.626%	3-Month LIBOR	3.000%	8/01/24	B+	564,735

	Wireless Telecommunication Services – 0.4%

980	Sprint Corporation, Term Loan, First Lien	5.000%	1-Month LIBOR	2.500%	2/02/24	Ba2	956,480

$73,324	Total Variable Rate Senior Loan Interests (cost $73,040,236)						71,168,987

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.4% (0.3% of Total Investments)

13,000	JPMorgan Chase Bank, National Association, Mandatory Exchangeable Note, Linked to Common Stock Qorvo, Inc. (Cap 116.43% of Issue Price)	10.000%	$65.3580	$76.0960	8/02/19		$913,900
	Total Structured Notes (cost $849,654)						913,900

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$132	iHeartCommunications Inc., (7)			9.000%	12/15/19	CCC	$93,720
$132	Total Corporate Bonds (cost $123,006)						93,720

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Oil, Gas, & Consumable Fuels – 0.0%

388	Fieldwood Energy LLC, (2), (3)			$12,675
1,923	Fieldwood Energy LLC, (3), (4)			62,259
	Total Oil, Gas & Consumable Fuels			74,934
	Total Common Stock Rights (cost $54,874)			74,934

Shares	Description (1)			Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Industrials – 0.0%

1,176	HGIM Corp			$42,336
	Total Warrants (cost $47,040)			42,336
	Total Long-Term Investments (cost $293,600,536)			317,603,352

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.2% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 2.6% (1.8% of Total Investments)

$5,730	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $5,730,735, collateralized by $5,975,000 U.S. Treasury Notes, 1.125%, due 9/30/21, value $5,854,186	1.200%	4/01/19	$5,730,162

	INVESTMENT COMPANIES – 1.6% (1.1% of Total Investments)

3,705	BlackRock Liquidity Funds T-Fund Portfolio, (10)	2.292% (11)	N/A	3,705,156
	Total Short-Term Investments (cost $9,435,318)			9,435,318
	Total Investments (cost $303,035,854) – 145.4%			327,038,670
	Borrowings – (43.5)% (12), (13)			(97,900,000)
	Other Assets Less Liabilities – (1.9)% (14)			(4,199,654)
	Net Assets Applicable to Common Shares – 100%			$224,939,016

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	118,579	Euro	104,000	Bank of America, N.A.	6/19/19	$1,148
Euro	112,000	U.S. Dollar	126,943	Barclays Bank PLC	6/19/19	(479)
Turkish Lira	1,075,000	U.S. Dollar	186,572	Barclays Bank PLC	6/19/19	(6,927)
U.S. Dollar	234,876	Euro	208,000	Barclays Bank PLC	6/19/19	14
Czech Koruna	4,580,000	U.S. Dollar	201,776	BNP Paribas	6/19/19	(2,313)
Hungarian Forint	57,300,000	U.S. Dollar	207,076	BNP Paribas	6/19/19	(5,828)
Polish Zloty	780,000	U.S. Dollar	205,452	BNP Paribas	6/19/19	(1,797)
U.S. Dollar	326,927	South African Rand	4,734,000	BNP Paribas	6/19/19	1,879
Euro	254,000	U.S. Dollar	286,808	Goldman Sacks Bank USA	6/19/19	(6)
U.S. Dollar	5,450,326	Euro	4,786,000	Goldman Sacks Bank USA	6/19/19	46,245
U.S. Dollar	372,625	Euro	330,000	Goldman Sacks Bank USA	6/19/19	8
U.S. Dollar	20,533	Euro	18,000	Goldman Sacks Bank USA	6/19/19	208
U.S. Dollar	72,085	Euro	63,000	HSBC Bank USA, National Association	6/19/19	949
Chilean Peso	136,500,000	U.S. Dollar	205,195	JPMorgan Chase Bank N.A.	6/19/19	(4,614)
Colombian Peso	639,400,000	U.S. Dollar	201,837	JPMorgan Chase Bank N.A.	6/19/19	(2,097)
Egyptian Pound	3,770,000	U.S. Dollar	200,000	JPMorgan Chase Bank N.A.	6/19/19	12,043
Egyptian Pound	480,000	U.S. Dollar	25,410	JPMorgan Chase Bank N.A.	7/09/19	1,433
Peruvian Sol	797,000	U.S. Dollar	241,640	JPMorgan Chase Bank N.A.	6/19/19	(2,239)
Philippine Peso	4,300,000	U.S. Dollar	80,812	JPMorgan Chase Bank N.A.	6/19/19	234

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Russian Ruble	13,420,000	U.S. Dollar	202,108	JPMorgan Chase Bank N.A.	6/19/19	$207
U.S. Dollar	742,798	Brazilian Real	2,795,000	JPMorgan Chase Bank N.A.	6/04/19	32,155
U.S. Dollar	118,358	Euro	104,000	JPMorgan Chase Bank N.A.	6/19/19	927
U.S. Dollar	31,998	Euro	28,000	JPMorgan Chase Bank N.A.	6/19/19	382
Euro	232,000	U.S. Dollar	265,185	Morgan Stanley Capital Services LLC	6/19/19	(3,224)
Mexican Peso	3,880,000	U.S. Dollar	197,682	Royal Bank of Canada	6/19/19	(262)
Total						$68,046

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(11)	6/06/19	$(1,632,011)	$(1,642,848)	$(10,837)	$(494)
Eurex Euro-Bund	Short	(15)	6/06/19	(2,748,438)	(2,798,879)	(50,441)	842
Eurex Euro-Buxl	Short	(1)	6/06/19	(204,965)	(214,995)	(10,030)	920
Total				$(4,585,414)	$(4,656,722)	$(71,308)	$1,268

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (15)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$336,969	$336,969

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust (REIT) Common Stocks	$82,050,591	$—	$—	$82,050,591
Common Stocks	46,306,258	35,351,492	12,355	81,670,105
Emerging Market Debt and Foreign Corporate Bonds	—	81,588,779	—	81,588,779
Variable Rate Senior Loan Interests	—	71,168,987	—	71,168,987
Structured Notes	—	913,900	—	913,900
Corporate Bonds	—	93,720	—	93,720
Common Stock Rights	—	12,675	62,259	74,934
Warrants	—	42,336	—	42,336

Short-Term Investments:
Repurchase Agreements	—	5,730,162	—	5,730,162
Investment Companies	3,705,156	—	—	3,705,156

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	68,046	—	68,046
Futures Contracts*	(71,308)	—	—	(71,308)
Interest Rate Swaps*	—	336,969	—	336,969
Total	$131,990,697	$195,307,066	$74,614	$327,372,377
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(12)	Borrowings as a percentage of Total Investments is 29.9%.

(13)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(14)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(15)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(16)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

DD1	Portion of investment purchased on a delayed delivery basis

BRL	Brazilian Real

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

ZAR	South African Rand